REVENUE AND SEGMENT INFORMATION - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Sales of goods	¥ 179,784,444	¥ 180,704,153	¥ 144,564,755
Rendering of services	215,557	163,732	123,966
Total revenue	180,000,001	181,020,428	144,854,582
Sale of goods	1,277,125
Others	32,947
Revenue recognised that was included in contract liabilities at the beginning of the reporting period	1,310,072
Transaction price allocated to remaining performance obligations	¥ 1,712,166
Period of remaining performance obligation	1–10 years
Within 1 year
Disclosure of operating segments [line items]
Transaction price allocated to remaining performance obligations	¥ 1,579,322
More than one year
Disclosure of operating segments [line items]
Transaction price allocated to remaining performance obligations	132,844
Revenue from external customer
Disclosure of operating segments [line items]
Total revenue	180,000,001	181,020,428	144,854,582
Goods transferred at a point in time
Disclosure of operating segments [line items]
Total revenue	179,784,444
Services transferred over time
Disclosure of operating segments [line items]
Total revenue	215,557
Mainland China
Disclosure of operating segments [line items]
Total revenue	170,783,442
Outside of Mainland China
Disclosure of operating segments [line items]
Total revenue	9,216,559
Goods or Services | Revenue from external customer
Disclosure of operating segments [line items]
Total revenue	180,000,001
Sales of goods | Revenue from external customer
Disclosure of operating segments [line items]
Sales of goods	179,784,444
Rendering of services | Revenue from external customer
Disclosure of operating segments [line items]
Rendering of services	215,557
Operating segment
Disclosure of operating segments [line items]
Total revenue	247,632,025
Inter-segment elimination
Disclosure of operating segments [line items]
Total revenue	(67,632,024)	(58,973,482)	(39,632,607)
Inter-segment elimination | Goods transferred at a point in time
Disclosure of operating segments [line items]
Total revenue	(67,632,024)
Inter-segment elimination | Mainland China
Disclosure of operating segments [line items]
Total revenue	(67,632,024)
Inter-segment elimination | Goods or Services
Disclosure of operating segments [line items]
Total revenue	(67,632,024)
Inter-segment elimination | Sales of goods
Disclosure of operating segments [line items]
Sales of goods	(67,632,024)
Alumina | Revenue from external customer
Disclosure of operating segments [line items]
Total revenue	14,586,564
Alumina | Operating segment
Disclosure of operating segments [line items]
Total revenue	43,979,059	38,997,261	30,027,317
Alumina | Operating segment | Revenue from external customer
Disclosure of operating segments [line items]
Total revenue		14,565,322	9,518,851
Alumina | Operating segment | Goods transferred at a point in time
Disclosure of operating segments [line items]
Total revenue	43,979,059
Alumina | Operating segment | Mainland China
Disclosure of operating segments [line items]
Total revenue	43,979,059
Alumina | Operating segment | Goods or Services
Disclosure of operating segments [line items]
Total revenue	43,979,059
Alumina | Operating segment | Sales of goods
Disclosure of operating segments [line items]
Sales of goods	43,979,059
Alumina | Inter-segment elimination
Disclosure of operating segments [line items]
Total revenue	(29,392,495)
Primary aluminum | Revenue from external customer
Disclosure of operating segments [line items]
Total revenue	41,313,516
Primary aluminum | Operating segment
Disclosure of operating segments [line items]
Total revenue	53,771,379	47,245,646	35,089,860
Primary aluminum | Operating segment | Revenue from external customer
Disclosure of operating segments [line items]
Total revenue		36,551,968	30,107,924
Primary aluminum | Operating segment | Goods transferred at a point in time
Disclosure of operating segments [line items]
Total revenue	53,771,379
Primary aluminum | Operating segment | Mainland China
Disclosure of operating segments [line items]
Total revenue	53,771,379
Primary aluminum | Operating segment | Goods or Services
Disclosure of operating segments [line items]
Total revenue	53,771,379
Primary aluminum | Operating segment | Sales of goods
Disclosure of operating segments [line items]
Sales of goods	53,771,379
Primary aluminum | Inter-segment elimination
Disclosure of operating segments [line items]
Total revenue	(12,457,863)
Energy | Revenue from external customer
Disclosure of operating segments [line items]
Total revenue	7,036,936
Energy | Operating segment
Disclosure of operating segments [line items]
Total revenue	7,235,273	6,250,966	4,519,806
Energy | Operating segment | Revenue from external customer
Disclosure of operating segments [line items]
Total revenue		5,733,697	4,382,346
Energy | Operating segment | Goods transferred at a point in time
Disclosure of operating segments [line items]
Total revenue	7,019,716
Energy | Operating segment | Services transferred over time
Disclosure of operating segments [line items]
Total revenue	215,557
Energy | Operating segment | Mainland China
Disclosure of operating segments [line items]
Total revenue	7,235,273
Energy | Operating segment | Goods or Services
Disclosure of operating segments [line items]
Total revenue	7,235,273
Energy | Operating segment | Sales of goods
Disclosure of operating segments [line items]
Sales of goods	7,019,716
Energy | Operating segment | Rendering of services
Disclosure of operating segments [line items]
Rendering of services	215,557
Energy | Inter-segment elimination
Disclosure of operating segments [line items]
Total revenue	(198,337)
Trading
Disclosure of operating segments [line items]
Total revenue	141,979,219
Trading | Revenue from external customer
Disclosure of operating segments [line items]
Total revenue	116,608,916
Trading | Operating segment
Disclosure of operating segments [line items]
Total revenue	141,979,219	146,854,723	114,345,851
Trading | Operating segment | Revenue from external customer
Disclosure of operating segments [line items]
Total revenue		123,695,608	100,439,428
Trading | Operating segment | Goods transferred at a point in time
Disclosure of operating segments [line items]
Total revenue	141,979,219
Trading | Operating segment | Mainland China
Disclosure of operating segments [line items]
Total revenue	132,762,660
Trading | Operating segment | Outside of Mainland China
Disclosure of operating segments [line items]
Total revenue	9,216,559
Trading | Operating segment | Goods or Services
Disclosure of operating segments [line items]
Total revenue	141,979,219
Trading | Operating segment | Sales of goods
Disclosure of operating segments [line items]
Sales of goods	141,979,219
Trading | Inter-segment elimination
Disclosure of operating segments [line items]
Total revenue	(25,370,303)
Corporate and other operating segments
Disclosure of operating segments [line items]
Total revenue	667,095
Corporate and other operating segments | Revenue from external customer
Disclosure of operating segments [line items]
Total revenue	454,069
Corporate and other operating segments | Goods or Services
Disclosure of operating segments [line items]
Total revenue	667,095
Corporate and other operating segments | Operating segment
Disclosure of operating segments [line items]
Total revenue	667,095	645,314	504,355
Corporate and other operating segments | Operating segment | Revenue from external customer
Disclosure of operating segments [line items]
Total revenue		¥ 473,833	¥ 406,033
Corporate and other operating segments | Operating segment | Goods transferred at a point in time
Disclosure of operating segments [line items]
Total revenue	667,095
Corporate and other operating segments | Operating segment | Mainland China
Disclosure of operating segments [line items]
Total revenue	667,095
Corporate and other operating segments | Operating segment | Sales of goods
Disclosure of operating segments [line items]
Sales of goods	667,095
Corporate and other operating segments | Inter-segment elimination
Disclosure of operating segments [line items]
Total revenue	¥ (213,026)